Marketable Securities (Schedule of amortized cost and estimated fair value of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Amortized Cost, Due within one year	$ 30,738	$ 18,804
Amortized Cost, Due after one through five years	87,008	72,210
Amortized Cost, Due after five through ten years		638
Amortized Cost, Total marketable securities	117,746	91,652
Fair Value, Due within one year	30,813	18,816
Fair Value, Due after one through five years	87,115	72,908
Fair Value, Due after five through ten years		668
Fair Value, Total marketable securities	$ 117,928	$ 92,392